Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

Due to Related Party of 7GC

During 2023, the Sponsor paid certain expenses on behalf of 7GC. Upon Closing of the Merger, Banzai assumed the $67,118 liability. As of June 30, 2025, the entire balance remained outstanding and is included within due to related party under current liabilities on the accompanying condensed consolidated balance sheet.

Legacy Banzai Related Party Transactions

During 2023, Legacy Banzai issued Promissory Notes and Convertible Notes to related parties. See Note 13 - Debt for further details related to these transactions and associated balances.

Debt Restructuring Agreement with CPBF

On September 5, 2024, the Company and CP BF agreed to amend the outstanding balance of all debt previously in the form of one term note and two convertible notes into one new consolidated convertible note. The newly issued consolidated convertible note was issued on September 23, 2024. Additionally on September 23, 2024, the Company and CP BF entered into a share purchase agreement where the Company issued equity in the form of common stock, common stock warrants and pre-funded warrants to CP BF for the reduction of $2 million of debt under the newly issued consolidated convertible note. See Note 13 - Debt, for further details related to the transaction and associated balances.

Due to Related Party of Company CEO

On September 12, 2024, the CEO of the Company loaned the Company an advance of $100,000. The advance is non-interest bearing, and matures one year from issuance. As of June 30, 2025, the entire balance remained outstanding and is included within due to related party under current liabilities on the accompanying condensed consolidated balance sheet.

6. Related Party Transactions

7GC Related Party Promissory Notes

On December 21, 2022, 7GC issued an unsecured promissory note (the “December 2022 7GC Note”) to the Sponsor, 7GC & Co. Holdings LLC, which provides for borrowings from time to time of up to an aggregate of $2,300,000. The December 2022 7GC Note does not bear interest. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the December 2022 7GC Note, in whole or in part, into that number of shares of Class A common stock, $0.0001 par value per share, of 7GC (the “Converted Shares”) equal to the principal amount of the December 2022 7GC Note so converted divided by $5,000.00.

On October 3, 2023, 7GC issued an additional unsecured promissory note (the “October 2023 7GC Note”, together with the December 2022 7GC Note, the “7GC Promissory Notes”) to the Sponsor, which provides for borrowings from time to time of up to an aggregate of $500,000 for working capital purposes. The October 2023 7GC Note does not bear interest. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the October 2023 7GC Note, in whole or in part, into that number of the Converted Shares, equal to the principal amount of the October 2023 7GC Note so converted divided by $5,000.00.

Upon Closing of the Merger, Banzai assumed the 7GC Promissory Notes which subsequently converted on February 2, 2024. At the date of conversion, the total balance of the Notes converted was $2,540,092.

Due to Related Party of 7GC

During the year ended December 31, 2023, the Sponsor paid certain expenses on behalf of 7GC. Upon Closing of the Merger, Banzai assumed the $67,118 liability. As of December 31, 2024, the entire balance remained outstanding and is included within due to related party under current liabilities on the accompanying consolidated balance sheet.

Legacy Banzai Related Party Transactions

During 2023, Legacy Banzai issued Promissory Notes and Convertible Notes to related parties. See Note 14 - Debt for further details related to these transactions and associated balances.

Debt Conversion Agreement with Alco

On September 19, 2024, the Company and Alco agreed to convert the outstanding balance of all debt owing to Alco, into equity in the form of common stock, common stock warrants and pre-funded warrants. See Note 14 - Debt and Note 18 - Equity, for further details related to the transaction and associated balances.

Debt Restructuring Agreement with CPBF

On September 5, 2024, the Company and CP BF agreed to amend the outstanding balance of all debt previously in the form of one term note and two convertible notes into one new consolidated convertible note. The newly issued consolidated convertible note was issued on September 23, 2024. Additionally on September 23, 2024, the Company and CP BF entered into a share purchase agreement where the Company issued equity in the form of common stock, common stock warrants and pre-funded warrants to CP BF for the reduction of $2 million of debt under the newly issued consolidated convertible note. See Note 14 - Debt and Note 18 - Equity, for further details related to the transaction and associated balances.

Due to Related Party of Company CEO

On September 12, 2024, the CEO of the Company loaned the Company an advance of $100,000. The advance is non-interest bearing, and matures one year from issuance. As of December 31, 2024, the entire balance remained outstanding and is included within due to related party under current liabilities on the accompanying consolidated balance sheet.